Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 - PROPERTY AND EQUIPMENT, NET:

	December 31
	2025	2024
	U.S. dollars in thousands
Cost:
Electronic and laboratory equipment	5,804	5,575
Furniture and office equipment	418	418
Leasehold improvements	1,261	726
Production equipment	2,239	1,840
Computers and software	5,245	4,933
Advances on account of property and equipment	-	305
	14,967	13,797
Less: accumulated depreciation	(12,066)	(10,242)
Property and equipment, net	2,901	3,555

Depreciation expenses were $1,824 thousand, $1,637 thousand and $1,632 thousand for the years ended December 31, 2025, 2024 and 2023, respectively.

During the years ended December 31, 2025, 2024 and 2023, there were no impairments of property and equipment.